Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 925	$ 932
Current year additions	801	826
Claims paid	(749)	(724)
Currency translation adjustment and other	(58)	(109)
Balance, end of year	$ 919	$ 925